Bitwise GME Option Income Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Number of
Contracts Notional Amount Value
Purchased Option – 3.0%
Calls – Exchange-Traded – 3.0%
GameStop Corp.
Expiration: 4/17/26; Exercise Price: $23.00 ........................... 505 $ 1,161,500 $ 37,118
Total Purchased Options (Cost $63,907) ........................................................... 37,118
Shares
Money Market Funds – 5.8%
DWS Government Money Market Series Institutional, 3.60%
(a)
(Cost $70,344) .............................................................. 70,344 70,344
Total Investments – 8.8%
(Cost $134,251) ............................................................................. $ 107,462
Other Assets in Excess of Liabilities – 91.2% ........................................................ 1,113,964
Net Assets – 100.0% .......................................................................... $ 1,221,426
Number of
Contracts Notional Amount Value
Written Options – (3.9)%
. – . –
Calls – Exchange-Traded – (1.2)%
GameStop Corp.
Expiration: 4/02/26; Exercise Price: $23.00 ........................... (505) $ (1,161,500) $ (14,393)
Puts – Exchange-Traded – (2.7)%
GameStop Corp.
Expiration: 4/17/26; Exercise Price: $23.01 ........................... (505) (1,162,005) (32,835)
Total Written Options (Premiums Received $68,278) .................................................. $ (47,228)
(a) Rate shown reflects the 7-day yield as of March 31, 2026.
Summary of Investment Type
Industry
% of Net
Assets
Purchased Options ............................................................................... 3.0%
Money Market Funds ............................................................................. 5.8%
Total Investments ................................................................................ 8.8%
Other Assets in Excess of Liabilities .................................................................. 91.2%
Net Assets ..................................................................................... 100.0%